Business Acquisition and Contingent Consideration - Summary of Business Acquisition Purchase Consideration (Detail) - USD ($)		12 Months Ended
	Jul. 24, 2012	Mar. 31, 2013
Business Combinations [Abstract]
Cash	$ 2,535,610	$ 2,535,610
Fair value of contingent consideration	1,126,505
Total consideration	$ 3,662,115